EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Basic:
Net income (loss) attributable to CNH Industrial	$350	$414	$285	$671
Weighted average common shares outstanding—basic	1,350	1,353	1,350	1,354
Basic earnings per share	$0.26	$0.31	$0.21	$0.5
Diluted:
Net income (loss) attributable to CNH Industrial	$350	$414	$285	$671
Weighted average common shares outstanding—basic	1,350	1,353	1,350	1,354
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	2	3	2	2
Weighted average common shares outstanding—diluted	1,352	1,356	1,352	1,356
Diluted earnings per share	$0.26	$0.31	$0.21	$0.5
(1) For the three and six months ended June 30, 2020 and 2019, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.